Risk Management (Details 8) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Australia [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	$ 1,053,150	$ 3,207,541
Bahrain [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	215,930	203,750
Bermuda [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	765,533
Canada [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	9,163,712	9,769,854
Cayman Island [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	639,879
China [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	8,539,950	5,477,734
Europe [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	3,181,652	1,407,141
Finland [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	1,034,800	1,016,430
France [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	1,241,762	1,947,095
Germany [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	14,714,236	15,825,716
Global [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	990,623	910,686
Hong Kong [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	1,219,991	1,183,742
Japan [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	7,865,806	11,252,935
Jordan [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	2,968,273	3,456,838
KSA [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	2,349,245	2,262,838
Kuwait [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	1,019,590	978,170
Mexico [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	1,098,251	1,015,749
Netherlands [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	1,869,264	1,844,370
Norway [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	750,045	2,239,722
Pacific basin [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	3,002,430	3,466,916
Qatar [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	8,098,357	5,048,451
South Korea [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	5,127,002	5,497,709
Spain [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	544,876
Switzerland [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	332,394
UAE [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	5,691,518	12,683,997
UK [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	13,490,596	8,195,522
US [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	114,524,769	65,122,981
Total Geographical [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt	$ 211,493,634	165,618,751
Italy [Member]
Disclosure of credit risk exposure [line items]
Total bonds and debt		$ 1,602,864